STOCKHOLDERS' EQUITY (Details Textual) - USD ($)			1 Months Ended												2 Months Ended	3 Months Ended		6 Months Ended	7 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2015	Oct. 03, 2014	Jul. 20, 2016	May 16, 2016	Apr. 29, 2016	Feb. 29, 2016	Oct. 31, 2015	Aug. 19, 2015	Feb. 23, 2015	Nov. 25, 2014	Nov. 18, 2014	Sep. 22, 2014	Sep. 19, 2014	Apr. 22, 2014	Nov. 19, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2016	May 18, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 02, 2015	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues	$ 500,000					$ 3,556,660
Payments of Stock Issuance Costs						$ 604,000																	$ 946,000	$ 0
Number of Options, Exercised																					0
Common Stock, Par or Stated Value Per Share																$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Common Stock, Shares Authorized																100,000,000		100,000,000	100,000,000		100,000,000		100,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																							$ 25.92	$ 146.16
Share-based Compensation, Total																					$ 159,000	$ 432,000	$ 530,000	$ 625,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																							500,000	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																							$ 498,000	830,000
Warrants Issued During Period Number Of Warrants																							3,368,000
Stock Issued During Period, Shares, New Issues						296,389
Sale of Stock, Price Per Share						$ 12.00
Sale of Stock, Consideration Received on Transaction																							$ 945,000
Prepaid Expense and Other Assets, Current																$ 76,000		$ 76,000	$ 76,000		76,000		15,000	$ 411,000
Prepaid Expense																							$ 346,000
Stock Issued During Period, Shares, Other																								276
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																							3 years
Stock Issued During Period, Value, Issued for Services																					304,000
Proceeds from Issuance or Sale of Equity, Total																							$ 1,607,000
Offering Costs On Pro Rata Basis To Warrants and Common Shares																							640,000
Offering Costs Expenses																							305,000
Proceeds from Warrant Exercises																					$ 492,000	17,000	$ 1,758,000	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term																							8 years 3 months 4 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term																							4 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value																							$ 645.00
Share-based Compensation Arrangement by Share-based Payment Award Options Percentage Of Forfeitures																							5.50%
Common Stock, Shares, Issued																19,283,473		19,283,473	19,283,473		19,283,473		1,685,642	218,136
Placement Agent Fees And Stock Offering Expenses																$ 526,000	$ 0				$ 684,000	0
Employee Stock Option [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																$ 39,000	$ 153,000				$ 264,000	$ 432,000
Conversion of April 2016 Notes [Member]
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																					458,334
Debt Conversion, Original Debt, Amount																					$ 360,000
Debt Instrument, Interest Rate, Effective Percentage																5.00%		5.00%	5.00%		5.00%
Post Effective Amendment [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Deregistration																				404,826
Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																							$ 269,000	$ 305,000
Non Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																							261,000	320,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services																					236,498
Stock Issued During Period, Value, Issued for Services																					$ 0
Class Of Warrants Or Rights Exercised																			496,462
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																							1,000,000	1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																								$ 15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Common Stock										$ 1,311,500
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share										$ 164.40
Sale of Stock, Number of Shares Issued in Transaction										2,050
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share										$ 150.00
Sale of Stock, Number of Shares Issued in Transaction										2,463
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues		1,459											1,458
Sale of Stock, Price Per Share													$ 237.60
Sale of Stock, Consideration Received on Transaction																				$ 145,000
Prepaid Expense and Other Assets, Current													$ 346,000
Sale of Stock, Number of Shares Issued in Transaction		39,858								1,331,500
Sale of Stock, Consideration Received Per Transaction		$ 15,000,000											15,000,000
Prepaid Expense													$ 346,000										0
Increase (Decrease) in Prepaid Expense																							346,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share										$ 150.00
Stock Issued During Period, Shares, New Issues										4,167		4,167	833
Sale of Stock, Price Per Share												$ 240.00
Sale of Stock, Consideration Received on Transaction												$ 961,000
Sale of Stock, Number of Shares Issued in Transaction																				833
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues												4,167
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																							$ 15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										1,331,500
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction											10,000,000
Sale of Stock, Consideration Received Per Transaction											$ 1,000,000
George Schmitt [Member]
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							74,405
Share-based Compensation Arrangement By Share-based Payment Award Option Grant Date Fair Value							$ 500,000
Debt Conversion, Original Debt, Amount							$ 500,000		$ 845,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues													$ 1,000,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues													1,250
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues													1,667
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues													2,083
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share													$ 180.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share													240.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share													300.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share													$ 360.00
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues														43,833
Sale of Stock, Price Per Share														$ 228
Proceeds from Issuance Initial Public Offering														$ 8,816,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																										300,000,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																										100,000,000
Form S 8 Registration Statement [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services																							39,118
Stock Issued During Period, Value, Issued for Services																							$ 509,072
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total																							113,611
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total																							$ 1,325,221
May 2016 Financing [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.00001
Shares Issued, Price Per Share				0.84
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.3788
Proceeds from Issuance or Sale of Equity, Total				$ 980,000
Common Stock, Shares, Issued				1,166,667
Placement Agent Fees And Stock Offering Expenses				$ 187,000
Adjustments to Additional Paid in Capital, Warrant Issued				154,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				29,000
May 2016 Financing [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise And Reclassified Of Derivative Liabilities				$ 826,000
July 2016 Financing [Member]
Class of Warrant or Right [Line Items]
Number of Options, Exercised			1,368,750
Common Stock, Par or Stated Value Per Share			$ 0.00001
Shares Issued, Price Per Share			$ 0.685
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,095,000
Common Stock, Shares, Issued			7,300,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1.25
Temporary Equity, Stock Issued During Period, Value, New Issues			$ 5,000,000
Payments for Underwriting Expense			$ 701,000
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued			1,368,750
August 20 2015 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Floor Price Per Share						1.20
Various Consultants And Professionals [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services																					2,823,091
Stock Issued During Period, Value, Issued for Services																					$ 1,960,000
August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															187,500
Common Stock, Par or Stated Value Per Share																									$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights																									$ 9.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									204,168
August 2015 Underwritten Offering [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															187,500
Number of Warrants Exercised															388,750
Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 11.88
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								204,167
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 11.88
Class A Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 12.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								212,500
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights								$ 12.00
Number of Warrants Exercised															187,500
Underwriting Agreement [Member] | Class B Units [Member]
Class of Warrant or Right [Line Items]
Stock Units Issued, Description								Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant
Underwriting Agreement [Member] | Class A Units [Member]
Class of Warrant or Right [Line Items]
Stock Units Issued, Description								Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $12.00 per warrant
Series D Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								412,500
Series D Warrant [Member] | Underwriting Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								4,975,500
Series C Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								212,500
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Class Of Warrants Or Rights Exercised																			496,462
Series A Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant					$ 0.84
Series A Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant					0.60
Series A Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 3.02								$ 3.02
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercised																							204,167
Warrants Exercised Into Common Stock																							204,167
Exercise And Reclassified Of Derivative Liabilities																							$ 1,197,000
Proceeds from Warrant Exercises																							$ 17,000
Series B Warrant [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															388,750
Number of Warrants Exercised															194,376
Series B Warrant [Member] | Class B Units [Member] | August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants Issued															388,750
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 11.88
August 2015 Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance or Sale of Equity, Total																					$ 367,000
Floor Price Per Share						$ 1.20
February 2016 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.84
Proceeds from Issuance or Sale of Equity, Total																		$ 125,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																148,196		148,196	148,196		148,196
Class Of Warrants Or Rights Exercised																		148,196